SCHEDULE OF PURCHASE CONSIDERATION (Details)	May 19, 2023 USD ($)
Titan Trucking LLC [Member]
Business Acquisition [Line Items]
Titan Environmental Solutions Inc. market capitalization at closing	$ 27,162,222
Total purchase consideration	27,162,222
Traqiq Inc [Member]
Business Acquisition [Line Items]
Titan Environmental Solutions Inc. market capitalization at closing	$ 27,162,222